Commissions and fees	6 Months Ended
Jun. 30, 2014
Commissions and fees
7 Commissions and fees

in	6M14	6M13
Commissions and fees (CHF million)
Lending business	867	910
Investment and portfolio management	1,776	1,861
Other securities business	50	51
Fiduciary business	1,826	1,912
Underwriting	1,096	898
Brokerage	1,849	2,149
Underwriting and brokerage	2,945	3,047
Other services	885	818
Commissions and fees	6,523	6,687